Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 579	¥ 11,023
Less: reclassification adjustments	306	(9,192)
Total	885	1,831
Pension liability adjustments:
Unrealized gains (losses)	83,994	(643)
Less: reclassification adjustments	321	(937)
Total	84,315	(1,580)
Own credit risk adjustments:
Unrealized gains (losses)	(2,351)	(43)
Less: reclassification adjustments	(1,259)	(588)
Total	(3,610)	(631)
Total tax effect before allocation to noncontrolling interests	¥ 81,590	¥ (380)